INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets
The following tables outline the changes in intangible assets during the period:

	Distribution rights	Customer contracts	License agreements	Customer lists	Software (1)	Patents/ Trademark/Trade names (2)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2018	2,655	1,021	302	106,249	6,527	15,038	8,367	140,159
Additions – separately acquired	—	—	—	—	2,588	—	—	2,588
Disposals	(2,728)	(1,049)	(112)	(811)	(477)	(503)	(198)	(5,878)
Foreign exchange and other	73	28	—	59	(20)	518	(135)	523
Balance as of December 31, 2019	—	—	190	105,497	8,618	15,053	8,034	137,392
Accumulated amortization and impairments
Balance as of December 31, 2018	2,655	1,021	224	9,310	1,875	608	2,077	17,770
Amortization	—	—	7	7,677	1,133	258	1,310	10,385
Disposals	(2,728)	(1,049)	(112)	(811)	(477)	(503)	(198)	(5,878)
Impairments	—	—	72	—	—	—	—	72
Foreign exchange and other	73	28	(1)	(54)	(25)	19	(46)	(6)
Balance as of December 31, 2019	—	—	190	16,122	2,506	382	3,143	22,343
Net carrying amount as of December 31, 2019	—	—	—	89,375	6,112	14,671	4,891	115,049

	License agreements	Customer lists	Software (1)	Patents/ Trademark/Trade names (2)	Non-compete agreements	Total
	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2019	190	105,497	8,618	15,053	8,034	137,392
Additions – separately acquired	—	—	1,881	—	—	1,881
Additions through business acquisitions	—	18,462	—	1,616	1,441	21,519
Disposals	—	—	(421)	—	—	(421)
Foreign exchange and other	—	(207)	—	135	(180)	(252)
Balance as of December 31, 2020	190	123,752	10,078	16,804	9,295	160,119
Accumulated amortization and impairments
Balance as of December 31, 2019	190	16,122	2,506	382	3,143	22,343
Amortization	—	10,406	1,449	257	1,491	13,603
Disposals	—	—	(371)	—	—	(371)
Impairments	—	—	371	—	—	371
Foreign exchange and other	—	(49)	—	2	(54)	(101)
Balance as of December 31, 2020	190	26,479	3,955	641	4,580	35,845
Net carrying amount as of December 31, 2020	—	97,273	6,123	16,163	4,715	124,274

(1)Includes $0.4 million of acquired software licenses during the years ended December 31, 2020 and 2019, respectively.
(2)Includes trademarks and trade names not subject to amortization totalling $16.1 million and $14.4 million as of December 31, 2020 and 2019, respectively.